Capital Disclosure of cash flow statement (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Cash flows from (used in) operating activities	CAD 626	CAD 744	CAD 432
Increase (decrease) in cash flow from (used in) operating activities	(118)
Change in non-cash operating working capital balances	114	(73)	242
Increase (decrease) in non cash working capital	187
Cash flow from operations before changes in working capital	740	671	674
Increase (decrease) in cash flow from operations before changes in working capital	69
Distributions paid to subsidiaries’ non-controlling interests	172	151	99
Increase (decrease) in dividends paid to non controlling interests	(21)
Property, plant and equipment expenditures	338	358	476
Increase (decrease) in property, plant and equipment expenditure	20
Net inflows (outflows) of cash	144	51
Increase (decrease) in net inflows (outflows) of cash	223
Undrawn credit facilities	1,400	1,400
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	46	69	124
Increase (decrease) in dividends paid	23
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	40	CAD 42	CAD 46
Increase (decrease) in dividends paid	CAD 2